Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Restricted Shares

A summary of the restricted shares activities is presented below:

	Number of restricted shares	Weighted- Average Grant-Date Fair Value
		US$
Outstanding as of December 31, 2023	3,880,000	0.155
Granted	161,400,000	0.015
Vested	(139,375,000)	0.010
Outstanding as of December 31, 2024	25,905,000	0.065
Granted	—	—
Vested	25,905,000	0.065
Outstanding as of December 31, 2025	—	—